Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2023	56,644	51,920	68,597	1,055	22,521	200,737
Acquisitions	40	2,209	5,405	1,556	575	9,785
Disposals	—	(38)	(469)	—	(387)	(894)
Transfers	1,886	57	—	(1,981)	38	—
Transfers to intangible	—	(1,002)	—	(154)	—	(1,156)
Translation differences and inflation adjustment	791	1,083	(3,148)	6	784	(484)
Balances at December 31, 2023	59,361	54,229	70,385	482	23,531	207,988
Balances at January 1, 2022	56,939	64,330	51,901	1,177	24,186	198,533
Disposal of subsidiaries	—	(11,705)	—	—	(481)	(12,186)
Acquisitions	175	2,036	9,063	870	347	12,491
Disposals	(1)	(153)	(37)	—	(169)	(360)
Transfers	762	159	(14)	(930)	23	—
Transfers from intangible	—	2	—	—	—	2
Translation differences and inflation adjustment	(1,231)	(2,749)	7,684	(62)	(1,385)	2,257
Balances at December 31, 2022	56,644	51,920	68,597	1,055	22,521	200,737
Accumulated at January 1, 2023	15,324	38,163	52,491	—	20,017	125,995
Depreciation of the year	1,134	2,890	4,152	—	944	9,120
Disposals	—	(36)	(388)	—	(378)	(802)
Translation differences and inflation adjustment	(116)	850	(2,681)	—	703	(1,244)
Accumulated at December 31, 2023	16,342	41,867	53,574	—	21,286	133,069
Accumulated at January 1, 2022	14,140	48,135	40,230	—	20,548	123,053
Disposal of subsidiaries	—	(10,918)	—	—	(446)	(11,364)
Depreciation of the year	1,101	3,256	3,758	—	1,125	9,240
Disposals	—	(121)	(37)	—	(45)	(203)
Transfers	—	2	(15)	—	13	—
Translation differences and inflation adjustment	83	(2,191)	8,555	—	(1,178)	5,269
Accumulated at December 31, 2022	15,324	38,163	52,491	—	20,017	125,995
Net balances at December 31, 2023	43,019	12,362	16,811	482	2,245	74,919
Net balances at December 31, 2022	41,320	13,757	16,106	1,055	2,504	74,742